Document and Entity Information - USD ($)	12 Months Ended
	Dec. 31, 2021	Jan. 31, 2022	Jun. 30, 2021
Document Information [Line Items]
Document Type	10-K
Document Annual Report	true
Document Period End Date	Dec. 31, 2021
Current Fiscal Year End Date	--12-31
Document Transition Report	false
Entity File Number	001-35651
Entity Registrant Name	THE BANK OF NEW YORK MELLON CORPORATION
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	13-2614959
Entity Address, Address Line One	240 Greenwich Street
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10286
City Area Code	212
Local Phone Number	495-1784
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Large Accelerated Filer
Entity Small Business	false
Entity Emerging Growth Company	false
ICFR Auditor Attestation Flag	true
Entity Shell Company	false
Entity Public Float			$ 44,195,604,602
Entity Common Stock, Shares Outstanding (shares)		804,494,791
Documents Incorporated by Reference [Text Block]
Portions of the following documents are incorporated by reference in the following parts of this Form 10-K:
    The Bank of New York Mellon Corporation 2022 Proxy Statement-Part III
    The Bank of New York Mellon Corporation 2021 Annual Report to Shareholders-Parts I, II and IV

Amendment Flag	false
Document Fiscal Year Focus	2021
Document Fiscal Period Focus	FY
Entity Central Index Key	0001390777
Common Stock, $0.01 par value | New York Stock Exchange
Document Information [Line Items]
Title of 12(b) Security	Common Stock, $0.01 par value
Trading Symbol	BK
Security Exchange Name	NYSE
6.244% Fixed-to-Floating Rate Normal Preferred Capital Securities of Mellon Capital IV | New York Stock Exchange
Document Information [Line Items]
Title of 12(b) Security	6.244% Fixed-to-Floating Rate Normal Preferred Capital Securities of Mellon Capital IV
Trading Symbol	BK/P
Security Exchange Name	NYSE